OTHER EXPENSE, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expense [Line Items]
COVID-19 specific costs	$ 38	$ 87	$ 92
Settlement costs	22	11	58
Restructuring and severance	4	11	18
Care and maintenance costs	0	8	178
Other	18	26	15
Other expense, net	82	143	384
Goldcorp
Other Income And Expense [Line Items]
transaction, integration, and implementation costs	$ 0	$ 0	$ 23